Form N-1A Supplement	Aug. 11, 2026
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated August 11, 2026 to the CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information, each dated February 27, 2026, as supplemented from time to time

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.

1.	Calamos High Income Opportunities Fund

2.	Calamos International Growth Fund and Calamos Global Equity Fund

Calamos International Growth Fund | Calamos International Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated August 11, 2026 to the CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information, each dated February 27, 2026, as supplemented from time to time

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.

1.	Calamos High Income Opportunities Fund

2.	Calamos International Growth Fund and Calamos Global Equity Fund

CALAMOS GLOBAL EQUITY FUND | CALAMOS GLOBAL EQUITY FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated August 11, 2026 to the CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information, each dated February 27, 2026, as supplemented from time to time

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.

1.	Calamos High Income Opportunities Fund

2.	Calamos International Growth Fund and Calamos Global Equity Fund